VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par
	(000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 2.8%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/27 (c)	$500		$575,997
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125		129,652
Alabama Public School And College Authority, Series A (RB) 5.00%, 11/01/22	750		756,645
Black Belt Energy Gas District Gas, Project No. 4, Series A (RB) 4.00%, 12/01/25 (c) (p)	1,000		1,026,673
Black Belt Energy Gas District, Series A (RB) 4.00%, 06/01/25	255		262,184
Black Belt Energy Gas District, Series A (RB) (SAW)
4.00%, 12/01/23 (c) (p)	470		479,457
5.00%, 12/01/23	860		890,164
Industrial Development Board of the City of Mobile, Alabama Power Company Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,500		1,446,842
Jefferson County (RB) 5.00%, 09/15/22	375		376,578
Jefferson County, Series A (GO)
5.00%, 04/01/24	290		305,636
5.00%, 04/01/25	340		368,618
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500		1,533,140
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250		255,288
Tuscaloosa City Board of Education (RB)
5.00%, 08/01/26 (c)	1,055		1,185,122
5.00%, 08/01/26 (c)	825		926,755
			10,518,751
Arizona: 1.1%
City of Phoenix, Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250		257,673
City of Phoenix, Civic Improvement Corp., Senior Lien Airport, Series B (RB) 5.00%, 07/01/24	200		212,217
Gilbert Water Resource Municipal Property Corp. (RB) 5.00%, 07/01/25	400		438,320
	Par
	(000’s	)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	$700		$769,865
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250		265,271
Maricopa County Special Health Care District, Series D (GO) 5.00%, 07/01/23	500		515,068
Pima County (GO) 4.00%, 07/01/23	310		317,056
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		553,921
5.00%, 01/01/27	500		567,832
			3,897,223
California: 14.2%
Bay Area Toll Authority (RB) 2.95%, 04/01/26 (c) (p)	1,205		1,227,751
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.00%, 04/01/28 (c) (p)	1,000		970,083
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	395		399,275
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725		723,950
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500		520,379
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335		331,572
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/25 (p)	585		632,228
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/26 (c) (p)	500		516,487
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,215		1,260,081

1

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/22	$450		$452,670
5.00%, 10/01/26	885		997,829
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 09/01/26	500		562,606
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405		432,081
City & County of San Francisco, Series B (CP)
5.00%, 10/01/25 (c)	430		471,453
5.00%, 04/01/25	100		108,145
City & County of San Francisco, Series R-1 (GO) 5.00%, 06/15/25	250		273,763
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500		557,400
City of San Francisco, Public Utilities Commission Water Revenue, Series B (RB) 5.00%, 11/01/24 (c)	200		214,948
County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	240		260,134
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		457,567
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	1,870		2,042,291
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265		282,043
Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	500		507,531
Los Angeles Department of Water & Power, Series B (RB)
5.00%, 07/01/23	550		567,645
5.00%, 07/01/24	250		265,856
Los Angeles Department of Water & Power, Series C (RB) 5.00%, 07/01/24	250		265,856
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 06/01/25 (c)	295		322,211
	Par
	(000’s	)	Value
California (continued)
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/24	$875		$931,009
5.00%, 07/01/26	800		898,128
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130		134,159
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/25	1,250		1,367,131
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450		465,185
5.00%, 07/01/24 (c)	1,000		1,064,003
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	250		260,814
Northern California Energy Authority, Series A (RB)
4.00%, 07/01/24 (p)	1,500		1,535,494
5.00%, 07/01/24	275		287,290
Oakland Unified School District (GO) 5.00%, 08/01/23	430		444,741
Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	350		361,999
Orange County Transportation Authority, I-405 Improvement Project (RB)
4.00%, 10/15/24	675		708,726
5.00%, 10/15/24	750		805,297
Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	205		205,569
Public Utilities Commission of the City & County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	930		931,122
Regents of The University Of California, Limited Project, Series I (RB) 5.00%, 05/15/23	485		498,471
Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	250		272,816
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485		518,747
San Bernardino Community College District, Series A (GO) 4.00%, 08/16/27 (c)	540		600,672
San Bernardino County, Capital Facilities, Project B (CP) 6.88%, 08/01/24	1,500		1,581,951

2

	Par
	(000’s	)	Value
California (continued)
San Bernardino County, Series A (CP) 5.00%, 10/01/26	$345		$387,656
San Joaquin Hills, Agency Toll Road (RB)
0.00%, 01/01/24 ^	1,000		976,674
0.00%, 01/01/25 ^	500		478,578
Southern California Public Power Authority. Windy Point/Windy Flats Project (RB) 5.00%, 01/01/24 (c)	725		759,750
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500		568,252
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000		1,035,475
4.00%, 10/01/25	600		642,781
4.00%, 10/01/27	1,100		1,217,630
4.00%, 11/01/24	300		315,462
4.00%, 03/01/24	500		518,988
5.00%, 10/01/23	250		260,070
5.00%, 10/01/24	555		595,047
5.00%, 10/01/24	100		107,216
5.00%, 10/01/25	835		920,407
5.00%, 10/01/27	1,000		1,158,487
5.00%, 10/01/27	500		579,243
5.00%, 10/01/27	530		613,998
5.00%, 11/01/23	525		547,575
5.00%, 11/01/25	500		552,365
5.00%, 11/01/26	915		1,037,745
5.00%, 12/01/25	460		509,297
5.00%, 12/01/27	500		580,977
5.00%, 04/01/24	300		316,837
5.00%, 04/01/25	300		326,234
5.00%, 04/01/27	750		859,359
5.00%, 08/01/24	325		346,763
5.00%, 08/01/25	1,500		1,646,057
5.00%, 08/01/26	295		332,479
5.00%, 08/01/27	1,305		1,507,196
5.00%, 09/01/22	265		265,777
5.00%, 09/01/23	1,000		1,037,543
5.00%, 09/01/25	300		329,949
5.00%, 09/01/26	1,000		1,129,420
State Public Works Board, Series C (RB) 5.00%, 11/01/27	525		606,273
			52,564,719
Colorado: 1.0%
City of Colorado Springs, Utilities System (RB) 5.00%, 11/15/25	500		551,749
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		542,282
	Par
	(000’s	)	Value
Colorado (continued)
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	$1,000		$1,077,535
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	450		470,880
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		563,404
State of Colorado, Series K (CP) 5.00%, 03/15/26	385		426,326
			3,632,176
Connecticut: 2.9%
City of New Haven, Series B (GO) 5.00%, 08/01/26	500		551,497
Connecticut Housing Finance Authority, Housing Mortgage Program, Series B-5 (RB) 0.45%, 05/15/24 (c) (p)	250		241,004
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	390		396,273
State of Connecticut, Health and Educational Facilities Authority, Stamford Hospital Issue, Series L-1 (RB) 4.00%, 07/01/27	500		520,265
State of Connecticut, Series A (GO)
5.00%, 04/15/23	375		384,408
5.00%, 04/15/23	265		271,649
5.00%, 04/15/27	700		794,676
State of Connecticut, Series B (GO)
4.00%, 05/15/23	375		382,556
5.00%, 01/15/23	250		254,104
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300		334,753
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040		1,155,871
5.00%, 08/15/23	300		310,696
5.00%, 09/15/27	500		572,435
State of Connecticut, Series E (GO)
5.00%, 10/15/22	350		352,604
5.00%, 09/15/25	270		296,225
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375		384,409
State of Connecticut, Special Tax Obligation, Series A (RB)
5.00%, 01/01/23	300		304,322
5.00%, 09/01/22	325		325,966

3

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Connecticut (continued)
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	$200		$207,772
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275		307,765
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	1,015		1,129,294
University of Connecticut, Series A (RB)
5.00%, 04/15/24	575		606,365
5.00%, 04/15/26	550		610,861
			10,695,770
Delaware: 0.7%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,000		961,940
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		472,945
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500		560,926
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		452,471
			2,448,282
District of Columbia: 1.2%
District of Columbia, Series B (GO) 5.00%, 06/01/25	120		130,847
District of Columbia, Series C (RB) 5.00%, 10/01/26	785		885,080
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		343,382
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		545,196
Metropolitan Washington Airports Authority, Dulles Toll Road (RB) (AGC) 6.50%, 10/01/26 (c)	1,000		1,188,275
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225		238,963
5.00%, 07/01/25	100		109,042
5.00%, 07/01/27	200		228,611
	Par
	(000’s	)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/25	$300		$327,126
5.00%, 07/01/26	300		335,109
			4,331,631
Florida: 3.0%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		571,275
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	300		333,788
City of Cape Coral, Florida Utility Improvement (SA) (AGM) 2.75%, 09/01/25	500		511,420
City of Jacksonville, Series B (RB) 5.00%, 10/01/25	1,020		1,119,032
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	500		560,312
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	760		871,511
County of Miami-Dade (RB) 5.00%, 10/01/25	280		305,289
Florida Department of Management Services (CP) 5.00%, 11/01/26	250		281,568
Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/24	1,000		1,060,707
Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,155		1,258,405
Miami-Dade County, Florida Water And Sewer System Revenue Refunding Bonds, Series B (RB) 5.00%, 10/01/27	500		571,014
Orange County Tourist Development (RB) 5.00%, 10/01/22	1,000		1,006,202
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340		359,777
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450		464,103
5.00%, 07/01/24	650		689,831

4

	Par
	(000’s	)	Value
Florida (continued)
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	$130		$133,751
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180		186,718
State of Florida, Department Of Management Services, Series A (RB) 5.00%, 09/01/25	750		821,556
			11,106,259
Georgia: 3.4%
Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	500		501,111
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		536,449
County of Forsyth (GO) 5.00%, 09/01/25	280		307,776
Georgia Ports Authority (RB) 5.00%, 07/01/27	500		572,790
Main Street Natural Gas, Inc., Series A (RB)
4.00%, 09/01/23 (c) (p)	500		509,773
4.00%, 09/01/27 (c) (p)	1,250		1,297,230
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,500		1,561,709
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 09/01/26 (c) (p)	2,000		2,045,087
Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/26	360		404,472
State of Georgia, Series A (GO)
5.00%, 02/01/23	160		162,814
5.00%, 02/01/25	250		270,480
5.00%, 02/01/26	595		661,440
5.00%, 08/01/25	350		383,864
5.00%, 08/01/26	700		788,067
State of Georgia, Series C (GO)
5.00%, 07/01/24	250		265,954
5.00%, 07/01/26	1,000		1,123,467
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100		1,184,517
			12,577,000
Guam: 0.3%
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	1,000		1,034,373
	Par
	(000’s	)	Value
Hawaii: 0.5%
City & County of Honolulu, Rail Transit Project, Series E (GO)
5.00%, 03/01/26	$785		$872,786
5.00%, 03/01/27	500		569,625
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110		117,816
State of Hawaii, Series FT (GO) 5.00%, 01/01/23	100		101,457
			1,661,684
Illinois: 4.7%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		547,475
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/23	650		659,228
5.00%, 01/01/24	115		120,284
5.00%, 01/01/26	315		344,909
Chicago Park District, Series A (GO) (NATL) 5.50%, 01/01/24 (c)	500		527,029
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/23	350		359,157
5.00%, 06/01/25	340		367,203
City of Chicago, Series A (GO) 5.00%, 01/01/27	500		539,109
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200		220,612
Cook County, Series A (GO) 5.00%, 11/15/26	300		334,908
County of Cook, Series A (GO) 5.00%, 11/15/22	1,000		1,009,999
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/23	310		313,205
5.00%, 01/01/23	250		253,392
5.00%, 01/01/24	155		162,189
5.00%, 01/01/25	600		646,147
5.00%, 01/01/28	500		577,362
5.00%, 07/01/27	685		785,416
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500		531,419
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	250		257,841
Illinois Finance Authority, Series A (RB) (BAM) 5.00%, 08/15/25	1,255		1,370,056
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		467,165

5

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Illinois (continued)
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	$650		$733,757
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495		524,658
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/23	370		375,361
5.00%, 01/01/24	550		575,825
State of Illinois (GO) 5.00%, 02/01/23	350		355,546
State of Illinois (GO) (AGC)
5.50%, 05/01/24	250		264,445
5.50%, 05/01/25	335		362,462
State of Illinois, Series B (GO)
5.00%, 12/01/24	130		137,971
5.00%, 09/01/25	400		429,899
State of Illinois, Series D (GO)
5.00%, 11/01/22	470		473,814
5.00%, 11/01/23	500		518,591
5.00%, 11/01/25	1,345		1,449,337
5.00%, 11/01/26	800		873,347
			17,469,118
Indiana: 1.0%
City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	500		549,031
Indiana Finance Authority Hospital, Series 2012A, Community Health Network Project (RB) 5.00%, 05/01/23 (c)	1,000		1,025,399
Indiana Finance Authority, Indiana University Health, Series C (RB) 5.00%, 12/01/23	500		522,040
Indiana Finance Authority, Series C (RB)
5.00%, 12/01/24	575		618,357
5.00%, 12/01/25	260		286,796
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/24	500		525,532
5.00%, 02/01/25	250		270,735
			3,797,890
Iowa: 0.5%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250		258,672
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,500		1,584,882
			1,843,554
Kansas: 0.1%
Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	350		351,031
	Par
	(000’s	)	Value
Kentucky: 2.1%
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/23 (c)	$1,000		$1,036,481
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 4.00%, 06/01/26 (c) (p)	1,500		1,534,560
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085		1,106,277
4.00%, 07/01/23	200		202,578
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100		1,130,666
Kentucky State Property & Building Commission (RB) 5.00%, 05/01/26	275		303,028
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125		132,271
Louisville & Jefferson County, Metro Government, Louisville Water Co. (RB) (SAW) 5.00%, 11/15/26	250		282,594
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000		1,084,752
Public Energy Authority of Kentucky, Gas Supply, Series C (RB) 4.00%, 02/01/28 (c) (p)	895		917,066
			7,730,273
Louisiana: 0.7%
East Baton Rouge Sewerage Commission, Series A (RB) (NATL) 5.00%, 02/01/27	250		283,215
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500		534,945
Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/23	590		606,428
St. John Baptist Parish, Marathon Oil Co., Series B-2 (RB) 2.38%, 07/01/26 (p)	750		719,377
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335		372,093
			2,516,058

6

	Par
	(000’s	)	Value
Maine: 0.1%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	$500		$545,922
Maryland: 3.0%
County of Baltimore, Equipment Acquisition Program (CP)
5.00%, 03/01/25	295		319,123
5.00%, 03/01/26	1,125		1,247,500
County of Montgomery, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/26	265		300,200
Department of Transportation (RB) 4.00%, 11/01/24 (c)	500		524,936
Maryland Stadium Authority, Baltimore City Public Schools, Series A (RB) 5.00%, 05/01/23	320		328,103
Maryland State Transportation Authority (RB) 5.00%, 07/01/23	750		774,480
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425		465,693
State of Maryland, Department of Transportation (RB)
5.00%, 10/01/26	595		672,389
5.00%, 05/01/23	500		513,192
5.00%, 09/01/24	165		176,408
State of Maryland, Series B (GO)
5.00%, 08/01/24	550		586,718
5.00%, 08/01/25	500		548,532
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	1,500		1,582,353
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250		266,690
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	500		548,532
State of Maryland, State And Local Facilities, First Series A (GO) 5.00%, 03/15/28	1,895		2,209,508
			11,064,357
Massachusetts: 3.4%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860		885,244
	Par
	(000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	$250		$277,224
5.00%, 01/01/27	710		807,292
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400		452,026
5.00%, 10/01/27	535		618,646
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/23	900		928,540
5.00%, 07/01/27	250		287,663
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750		778,281
5.00%, 11/01/26	295		334,056
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250		281,934
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds Series A, Subseries A-1 & Subseries A-2 (RB) 5.00%, 07/01/24	515		546,960
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/23 (c) (p)	275		278,513
Massachusetts Development Finance Agency, Broad Institute (RB) 5.00%, 04/01/26	450		497,147
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/25	900		991,895
5.00%, 10/15/26	500		565,141
Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	250		260,309
Massachusetts Housing Finance Agency Housing Bonds, Series B-2 (RB) 0.90%, 12/01/24 (c)	1,000		931,828
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/25 (c)	775		843,393
Massachusetts Water Resources Authority (RB) 5.00%, 08/01/23	170		175,914

7

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
University of Massachusetts Building Authority Project, Senior Series (RB) 5.00%, 11/01/22 (c)	$1,650		$1,664,786
			12,406,792
Michigan: 1.4%
City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	1,000		1,052,238
Great Lakes Water Authority Water Supply System (RB) 5.00%, 07/01/24	590		621,008
Michigan Finance Authority Hospital, Trinity Health Credit Group (RB) 5.00%, 12/01/22 (c)	1,000		1,011,727
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250		277,759
Regents of The University of Michigan (RB) 5.00%, 04/01/23	180		184,240
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650		684,614
5.00%, 03/15/26	1,065		1,182,475
Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	145		151,352
			5,165,413
Minnesota: 1.0%
Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,133,819
Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	480		485,710
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200		1,281,092
State of Minnesota, Various Purpose, Series D (GO)
5.00%, 08/01/22	510		510,000
5.00%, 08/01/26	400		450,819
			3,861,440
Missouri: 1.0%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000		1,030,692
Health & Educational Facilities Authority, Long-Term Rate Health Facilities, Series B (RB) 4.00%, 05/01/26 (p)	1,500		1,587,496
	Par (000’s	)	Value
Missouri (continued)
Health & Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	$150		$161,872
Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	500		551,030
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	500		546,255
			3,877,345
Nebraska: 1.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 01/01/24 (c) (p)	500		515,677
5.00%, 01/01/24 (c)	350		361,993
Central Plains Energy Project, Gas Supply (RB) 2.50%, 08/01/25 (c) (p)	1,550		1,541,617
Central Plains Energy Project, Gas Supply (RB) (AGM) 4.00%, 08/01/25 (c) (p)	2,000		2,075,019
			4,494,306
Nevada: 0.9%
Clark County (GO) 5.00%, 06/01/25	1,090		1,186,947
County of Clark, Nevada Highway, Motor Vehicle Fuel Tax, Series C (RB) 5.00%, 07/01/26	290		323,706
County of Clark, Nevada McCarran International Airport, Series A (RB) 5.00%, 07/01/23	300		309,319
County of Clark, School District, Series A (GO) 5.00%, 06/15/23	250		257,293
County of Clark, Series B (GO) 5.00%, 11/01/23	450		468,210
Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/26	500		558,786
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300		322,692
			3,426,953
New Jersey: 2.8%
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/26	300		333,781

8

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/24	$100		$105,844
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 5.00%, 06/15/26	455		498,043
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.25%, 06/15/25 (c)	500		548,551
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/23	1,000		1,027,414
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000		1,096,100
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	225		246,622
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. (RB) 5.00%, 07/01/23	300		309,263
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/26	300		328,334
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500		522,378
New Jersey Sports & Exposition Authority, Series A (RB) 5.00%, 09/01/24	890		938,554
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175		1,222,994
5.00%, 06/15/24	1,410		1,486,806
State of New Jersey, Covid-19 General Emergency, Series A (GO) 5.00%, 06/01/27	500		564,061
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		498,028
2.00%, 06/01/26	500		492,506
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	290		297,220
			10,516,499
	Par (000’s	)	Value
New Mexico: 0.9%
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 05/01/25 (c) (p)	$1,165		$1,240,028
State of New Mexico, Series A (GO)
5.00%, 03/01/23	320		326,530
5.00%, 03/01/27	315		358,864
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		964,415
State of New Mexico, Series B (GO)
5.00%, 03/01/23	340		346,939
5.00%, 03/01/25	250		270,773
			3,507,549
New York: 14.4%
City of New York, Series A (GO)
4.00%, 08/01/23	250		256,206
5.00%, 08/01/22	670		670,000
5.00%, 08/01/23	100		103,469
5.00%, 08/01/24	1,500		1,598,610
City of New York, Series B-1 (GO) 5.00%, 10/01/22	500		503,001
City of New York, Series C (GO)
5.00%, 08/01/24	750		799,305
5.00%, 08/01/25	1,325		1,450,350
City of New York, Series C and D (GO)
5.00%, 08/01/23	320		331,100
5.00%, 08/01/26	325		364,284
City of New York, Series C, Subseries C-1 (GO) (SD CRED PROG) 5.00%, 08/01/27	500		573,856
City of New York, Series C-1 (GO) (SD CRED PROG) 4.00%, 08/01/27	660		726,196
City of New York, Series E (GO) 5.00%, 08/01/24	255		271,764
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		466,126
City of New York, Series J-9 (GO) 5.00%, 08/01/26	500		560,437
City of Yonkers, Series C (GO) (BAM) 5.00%, 10/01/23	100		103,922
County of Nassau, Series C (GO) 5.00%, 10/01/24	200		213,239
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100		101,863
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	1,010		1,132,232

9

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	$2,000		$2,103,963
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	1,160		1,207,909
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/23	290		301,479
5.00%, 11/15/24	390		412,769
5.00%, 11/15/26	255		277,823
5.00%, 11/15/26	500		544,706
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/23	500		519,791
5.00%, 11/15/25	875		938,471
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,010,227
Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	250		256,520
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) (FHA 542(C)) 1.10%, 11/01/27	495		454,267
New York City Housing Development Corp., Multi- Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 07/01/25 (c) (p)	305		286,837
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750		830,218
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Subseries CC-2 (RB) 5.00%, 12/15/25 (c)	500		552,246
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440		505,741
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550		585,804
5.00%, 07/15/25	570		624,110
5.00%, 07/15/26	315		353,082
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Fiscal Series A, Subseries A-1 (RB) 5.00%, 11/01/26	$1,000		$1,127,580
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	575		590,171
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/25	350		385,838
New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/26	550		620,169
New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/23	1,000		1,043,001
New York City Water & Sewer System, Series AA (RB) 4.00%, 06/15/24	500		522,243
New York City Water & Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700		731,895
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	430		463,236
New York State Dormitory Authority, Health Facilities Improvement (RB) (SAW) 5.00%, 01/15/23	300		304,623
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/24	300		313,145
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		785,297
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110		116,998
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 02/15/23	220		224,194
5.00%, 02/15/25	140		151,485
5.00%, 03/15/23	290		296,390
5.00%, 03/15/26	500		555,895
5.00%, 03/15/26	700		778,254
5.00%, 03/15/27	300		341,657
5.00%, 03/15/27	500		567,056

10

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/26	$935		$1,037,372
5.00%, 02/15/27	510		577,315
New York State Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/23	1,070		1,090,686
New York State Dormitory Authority, Personal Income Tax, Series D (RB) (AGM) 5.00%, 02/15/27	515		582,975
New York State Dormitory Authority, Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000		1,082,034
New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
5.00%, 10/01/25	435		477,234
5.00%, 10/01/26	400		449,456
New York State Dormitory Authority, Series A (RB) 5.00%, 02/15/27	500		565,995
New York State Dormitory Authority, Series A (RB) (AMBAC) 5.00%, 12/15/22	1,000		1,013,302
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		741,775
New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23	845		863,620
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	500		547,129
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155		163,305
5.00%, 03/15/25	1,035		1,123,011
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		756,523
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		543,130
	Par (000’s	)	Value
New York (continued)
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	$605		$707,491
New York State Housing Finance Agency, Series A-2, Series B-2, Series C (RB) 2.50%, 05/01/27 (c) (p)	975		960,964
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 08/19/22 (c)	750		745,780
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 08/19/22 (c)	750		702,763
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165		172,629
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23	790		807,408
5.00%, 03/15/25	500		541,445
5.00%, 03/15/26 (c)	500		549,803
5.00%, 03/15/27	690		782,864
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	500		541,445
Town of Oyster Bay, New York Public Improvement (GO) 4.00%, 03/01/24	500		517,396
Town of Oyster Bay, New York Public Improvement (GO) (AGM) 4.00%, 03/01/26	250		267,792
Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	530		549,493
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/26 (p)	875		864,396
Triborough Bridge & Tunnel Authority, Series C-1B (RB) 5.00%, 05/15/26 (p)	500		552,379
Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	320		324,113
			53,114,073

11

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina: 1.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/23	$115		$116,271
City of Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/23	500		515,902
County of Guilford, Series B (GO) 5.00%, 05/01/24	500		529,441
County of Wake (GO) 5.00%, 04/01/27	300		343,164
County of Wake (RB) 5.00%, 09/01/26	375		422,901
County of Wake, Series A (GO) 5.00%, 03/01/25	250		271,103
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/26 (p)	500		546,740
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,125		2,217,706
State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	970		1,059,088
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/23	500		509,940
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575		591,931
			7,124,187
Ohio: 2.6%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	1,000		1,145,647
City of Cleveland, Ohio Airport System, Series B (RB) (AGM) 5.00%, 01/01/23	260		263,724
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 08/01/25	100		108,392
5.00%, 08/01/26	410		454,047
County of Hamilton, Ohio Hospital Facilities, Trihealth, Inc., Series A (RB) 5.00%, 08/15/27	270		301,553
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/25	500		550,678
	Par (000’s	)	Value
Ohio (continued)
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	$300		$317,905
Lucas-Plaza Hsg Development Corp., Bds Plaza Section 8, Proj B (RB) (FHA) 0.00%, 06/01/24 ^	500		483,517
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	460		509,198
Ohio University (RB) 5.00%, 12/01/22 (c)	500		505,948
Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/26	250		279,885
State of Ohio, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/26	500		551,472
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100		110,033
State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	500		575,144
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560		584,988
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	675		681,066
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000		1,026,384
State of Ohio, Highway Capital Improvements, Series S (GO) 5.00%, 05/01/26	880		982,477
			9,432,058
Oklahoma: 0.3%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 5.00%, 09/01/26 (c)	535		599,300
Oklahoma County Independent School District No. 89, Series A (GO) 1.25%, 07/01/24	450		442,579
			1,041,879
Oregon: 0.9%
Beaverton School District 48J, Series B (GO) (SBG) 5.00%, 06/15/24 (c)	1,000		1,062,362
City of Portland, Sewer System, Series A (RB) 5.00%, 05/01/26	350		390,758

12

	Par (000’s	)	Value
Oregon (continued)
City of Portland, Sewer System, Series A (RB) (AGM) 5.00%, 03/01/26	$500		$555,915
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350		391,240
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		545,757
State of Oregon, Article Xi-Q State Projects, Series A (GO) 5.00%, 05/01/23	500		513,192
			3,459,224
Pennsylvania: 3.2%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	300		323,855
City of Philadelphia, Series A (GO)
5.00%, 08/01/24	200		212,335
5.00%, 08/01/25	300		326,453
5.00%, 08/01/25	245		266,604
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250		256,268
Commonwealth of Pennsylvania (GO) 5.00%, 03/15/25 (c)	500		538,110
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,120,488
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560		619,214
5.00%, 01/01/27	315		356,732
5.00%, 02/01/26	415		459,849
5.00%, 08/15/25	565		619,430
Commonwealth of Pennsylvania, Second Series (GO)
5.00%, 01/15/23	370		376,023
5.00%, 09/15/22	590		592,590
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		660,438
Delaware River Port Authority, Series B (RB)
5.00%, 01/01/25	350		374,427
5.00%, 01/01/26	1,170		1,281,495
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500		516,037
	Par (000’s	)	Value
Pennsylvania (continued)
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	$150		$156,260
Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	350		351,066
Pennsylvania Turnpike Commission Turnpike, Series A (RB) 5.00%, 12/01/22 (c)	525		531,245
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/26	500		552,918
Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	400		425,249
Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	660		719,443
Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5337 (RB) 5.00%, 06/01/23	115		118,115
			11,754,644
Rhode Island: 0.1%
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds, Series A (RB) 5.00%, 06/01/25 (c)	500		526,299
South Carolina: 0.9%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510		547,882
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500		556,835
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765		1,806,390
State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	350		369,821
			3,280,928
South Dakota: 0.2%
South Dakota Health And Educational Facilities Authority, Series A, Avera Health (RB) 5.00%, 07/01/24 (c) (p)	535		561,679
Tennessee: 1.0%
Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 07/01/24	200		212,646

13

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
5.00%, 07/01/26	$525		$588,550
Metropolitan Government of Nashville & Davidson County, Series C (GO)(SBG) 5.00%, 01/01/24	500		523,908
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,775		1,822,316
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560		567,054
			3,714,474
Texas: 8.3%
Austin Independent School District, Unlimited Tax School Buildings (GO) 5.00%, 08/01/26	500		561,053
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275		284,863
City of Austin, Texas Electric Utility System, Series A (RB) 5.00%, 11/15/30 (c)	750		826,136
City of Austin, Texas Water & Wastewater System (RB) 5.00%, 11/15/25	790		872,830
City of Denton, Utility System (RB) 5.00%, 12/01/26	310		349,551
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/23	500		515,531
5.00%, 07/01/24	250		265,515
City of Houston, Series A (GO)
5.00%, 03/01/23	250		255,102
5.00%, 03/01/24 (c)	750		788,575
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630		706,293
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		548,070
Colorado River Municipal Water District (RB)
5.00%, 01/01/24	115		120,251
5.00%, 01/01/26	655		721,742
Comal Independent School District (GO) 5.00%, 02/01/26	775		858,477
Conroe Independent School District, Unlimited Tax School Buildings, Series A (GO) 5.00%, 02/15/27	2,000		2,277,972
Dallas Area Rapid Transit, Series A (RB) 5.00%, 12/01/25 (c)	1,000		1,104,771
	Par (000’s	)	Value
Texas (continued)
Dallas County Hospital District (GO) 5.00%, 08/15/23	$950		$983,871
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	375		388,291
Dallas Fort Worth International Airport, Series B (RB) 5.00%, 11/01/25	200		219,216
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325		329,577
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	500		533,979
Harris County, Series A (GO) 5.00%, 10/01/22	320		321,867
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,151,075
Hays Consolidated Independent School District, Series A (GO) 3.00%, 02/15/26	500		517,924
Houston Community College System (GO) 5.00%, 02/15/23 (c)	1,000		1,018,520
Houston Independent School District (GO) 5.00%, 07/15/25	320		349,961
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155		163,007
5.00%, 02/15/26	250		277,100
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/23	650		662,321
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	455		510,007
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160		165,520
North Texas Thruway Authority, Series I (RB) (AGC) 6.20%, 01/01/25 (c)	1,000		1,105,658
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/25	150		161,241
5.00%, 01/01/26 (c)	595		655,280

14

	Par (000’s	)	Value
Texas (continued)
Northside Independent School District (GO) 0.70%, 06/01/25 (p)	$500		$479,606
Port Houston Authority of Harris County, Texas Unlimited Tax, Series A-2 (GO)
5.00%, 10/01/24	500		535,082
5.00%, 10/01/25	500		549,355
Round Rock Independent School District (GO) 5.00%, 08/01/26	570		639,132
San Antonio Water System, Series A (RB) 2.00%, 05/15/25	300		302,104
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430		458,794
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400		413,875
5.00%, 08/01/24	250		266,537
5.00%, 08/01/25	500		548,070
Texas A&M University, Series D (RB) 5.00%, 05/15/26	820		914,136
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		647,063
Texas Water Development Board (RB)
5.00%, 04/15/26	1,000		1,115,977
5.00%, 08/01/23	350		362,353
5.00%, 08/01/25	225		246,770
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340		348,579
Texas Water Development Board, Series B (RB) 5.00%, 10/15/24	500		536,567
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,103,340
Ysleta Independent School District (GO) 5.00%, 08/15/25 (c)	650		709,641
			30,748,128
Utah: 1.2%
Central Utah Water Conservancy District, Series B (RB) 5.00%, 10/01/25	955		1,048,959
County of Utah, IHL Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,060,660
	Par (000’s	)	Value
Utah (continued)
County of Utah, IHL Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	$500		$523,327
State of Utah (GO)
5.00%, 07/01/23	500		515,948
5.00%, 07/01/25	290		317,348
5.00%, 07/01/25	300		328,291
5.00%, 07/01/26	500		561,532
University of Utah, Series A (RB) 5.00%, 08/01/23	100		103,438
			4,459,503
Virginia: 2.7%
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125		134,976
Commonwealth Transportation Board, Commonwealth of Virginia (RB) 5.00%, 05/15/25	500		545,978
County of Fairfax, Public Improvement, Series A (GO)
4.00%, 10/01/24	285		299,777
4.00%, 10/01/25	500		536,117
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/23	275		282,917
4.00%, 10/01/25	700		750,564
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	125		132,191
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	1,250		1,394,783
Rector And Visitors of The University Of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	1,000		1,028,939
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235		246,821
5.00%, 02/01/27	600		681,935
5.00%, 02/01/27	250		284,140
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250		254,322
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/23	400		415,528
5.00%, 09/15/24	325		348,212

15

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
5.00%, 09/15/26 (c)	$510		$573,965
Virginia Public Building Authority, Series A (RB) 5.00%, 08/01/26	265		297,903
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	500		562,081
Virginia Public School Authority, Series B (RB) (SAW) 5.00%, 08/01/23	300		310,437
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		952,616
			10,034,202
Washington: 2.5%
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	400		444,090
County of King (GO) 5.00%, 07/01/24	100		106,401
County of King, Sewer Improvement, Series B (RB)
5.00%, 07/01/25	575		628,365
5.00%, 07/01/26	200		224,209
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,091,316
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/24	450		478,365
5.00%, 07/01/25	1,375		1,500,559
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100		103,153
5.00%, 07/01/24	455		483,680
State of New Mexico, Series A (GO) 5.00%, 06/01/26	1,000		1,118,753
State of Washington Various Purpose, Series D (GO) 5.00%, 02/01/24	200		210,213
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750		799,917
University of Washington, Series C (RB) (AGM) 5.00%, 04/01/26	800		890,712
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,038,658
	Par (000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	$270		$287,584
			9,405,975
West Virginia: 0.6%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410		425,393
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,118,517
West Virginia Hospital Finance Authority, United Health System Obligated Group, Series A (RB) 5.50%, 06/01/23 (c)	500		516,694
			2,060,604
Wisconsin: 1.9%
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	225		236,751
5.00%, 04/01/25	125		134,910
5.00%, 04/01/26	750		826,345
State of Wisconsin, Series 1 (GO) 5.00%, 11/01/22	500		504,569
State of Wisconsin, Series 2 (GO) 5.00%, 11/01/25	380		420,306
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	500		545,535
5.00%, 05/01/25 (c)	500		540,339
5.00%, 05/01/27	1,000		1,149,093
State of Wisconsin, Series B (GO) 5.00%, 05/01/26	525		588,368
University of Wisconsin Hospitals And Clinics Authority, Series A (RB) 5.00%, 04/01/23 (c)	1,000		1,022,681
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120		127,517
Wisconsin Health And Educational Facilities Authority, Series A, Saint John’S Communities, Inc. Project (RB) 5.00%, 09/15/23 (c)	1,000		1,035,699
			7,132,113
Total Municipal Bonds: 98.6% (Cost: $373,856,889)			364,892,338
Other assets less liabilities: 1.4%			5,068,076
NET ASSETS: 100.0%			$369,960,414

16

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Airport	1.6%	$5,714,668
Education	4.1	14,800,721
Hospitals	4.8	17,413,010
Industrial Development Revenue	0.2	719,377
Leasing COPS & Appropriations	5.3	19,208,414
Local GO	14.1	51,372,556
Misc	2.1	7,791,589
Multi-Family Housing	1.2	4,323,442
Pollution Control	0.1	279,885
Power	4.3	15,686,564
Refunded	8.3	30,410,563
State GO	19.9	72,761,660
Tax	9.3	34,090,551
Tobacco	0.3	1,079,787
Toll & Turnpike	4.0	14,492,178
Transportation	6.4	23,403,578
Utilities - Other	8.4	30,797,150
Water & Sewer	5.6	20,546,645
	100.0%	$364,892,338

17